COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Aug. 31, 2012 Former DFW Midstream Employee Claim employee
Commitments and contingencies
Total rent expense related to operating leases	$ 227	$ 137
Number of plaintiffs			4
Aggregate vested net profits interests of former employees in DFW Midstream			4.10%